SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

12. SHARE CAPITAL

At December 31, 2024 and 2023, the Company was authorized to issue an unlimited number of common shares. The common shares have no par value. The holders of common shares are entitled to receive dividends if they are declared by the Company and are entitled to one vote per share at meetings of the Company.

During 2024, the Company repurchased 280,656 shares of common shares for $1,154 which are recorded as treasury stock which represents a reduction of shareholders equity.